Note 13 - Fair Value (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Impaired Financing Receivable, Recorded Investment, Total	$ 1,799		$ 1,799		$ 2,060	$ 2,234
Impaired Financing Receivable, Related Allowance	7		7		29	44
Other Real Estate, Foreclosed Assets, and Repossessed Assets, Total						71
Other Real Estate, Foreclosed Assets, and Repossessed Assets, Gross						103
Other Real Estate, Foreclosed Assets, and Repossessed Assets, Valuation Allowance						32
Other Real Estate, Foreclosed Assets, and Repossessed Assets, Write Down						32
Other Real Estate Owned, Fair Value Disclosure	0		0		0
Collateral Dependent Loans [Member]
Impaired Financing Receivable, Related Allowance						0
Fair Value, Nonrecurring [Member]
Assets, Fair Value Disclosure					0
Impaired Financing Receivable, Recorded Investment, Total					0
Impaired Financing Receivable, with No Related Allowance, Recorded Investment						130
Fair Value, Nonrecurring [Member] | Impaired Loans [Member]
Allowance for Loan and Lease Losses, Period Increase (Decrease), Total	$ 25	$ 0	$ 80	$ (17)	$ (17)	$ 314